LEASES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jan. 02, 2019
Right-of-use assets	$ 1,140,609		$ 433,529	$ 569,650
Accumulated amortization of right of use assets			437,881
Lease liability	$ 1,149,212		$ 439,801
Weighted average remaining lease term	7 years 6 months		2 years 7 months 17 days
Weighted average discount rate	5.25%		7.45%
Operating Lease, Expense	$ 220,798	$ 175,896
Accounting Standards Update 2016-02 [Member]
Right-of-use assets	$ 1,140,609	$ 433,529			$ 684,083
Operating lease discount rate					7.45%